Concentration and Risks - Additional Information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Concentration and Risks
Cash, cash equivalents and restricted cash subject to currency conversion controls	¥ 12,099,603	¥ 19,902,484